Expense Example {- Fidelity Freedom® 2020 Fund} - 03.31 Fidelity Freedom Funds Retail Combo PRO-16 - Fidelity Freedom® 2020 Fund - Fidelity Freedom 2020 Fund - Retail Class	May 28, 2022 USD ($)
Expense Example:
1 year	$ 59
3 years	183
5 years	313
10 years	$ 673